Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000001720 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000001720 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001720 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000001720 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.10%
C000001720 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.90%
C000001720 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.70%
C000001720 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001720 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.40%
C000001720 [Member] | MACAO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001720 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000001720 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.90%
C000001720 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000001720 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001720 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001722 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000001722 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001722 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000001722 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.10%
C000001722 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.90%
C000001722 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.70%
C000001722 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001722 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.40%
C000001722 [Member] | MACAO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001722 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000001722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.90%
C000001722 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000001722 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001722 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000001723 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000001723 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001723 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000001723 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.10%
C000001723 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.90%
C000001723 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.70%
C000001723 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000001723 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.40%
C000001723 [Member] | MACAO
Holdings [Line Items]
Percent of Total Investments	1.80%
C000001723 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000001723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.90%
C000001723 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
C000001723 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000001723 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%